UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       June 30, 2007

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER:

This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
NEW MOUNTAIN VANTAGE ADVISERS, L.L.C.
787 SEVENTH AVENUE, 49TH FLOOR

NEW YORK, NY 10019

(212)-720-0300

Form 13F File Number: 28-12378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


              Name:    STEVEN B. KLINSKY
              Title:   MANAGING MEMBER
              Phone:   (212) 720-0300

              Signature, Place and Date of Signing:

              /s/ Steven B. Klinsky    New York, NY        8/14/07
              ---------------------    ---------------     ---------------
              [Signature]              [City, State]       [Date]


Report Type:

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in the report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

Form 13F File Number:               Name

                           FORM 13 F SUMMARY PAGE

REPORT SUMMARY

NUMBER OF OTHER INCLUDED MANAGERS:  2

FORM 13 F INFORMATION TABLE ENTRY TOTAL:    27

FORM 13 F INFORMATION TABLE VALUE TOTAL:

$   1,247,633      (thousands)



LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number:      Name:.

1      28-12375                   NEW MOUNTAIN VANTAGE GP, L.L.C.

2      28-12376                   STEVEN B. KLINSKY


                                                FORM 13F INFORMATION TABLE

      Column 1                      Column 2       Column 3    Column 4        Column 5           Column 6     Column 7
------------------------------   --------------    ---------   --------- --------------------    ----------    --------

                                                                          SHRS
                                                                           OR
                                                                 VALUE    PRN    SH/     PUT/    INVESTMENT     OTHER
    NAME OF ISSUER               TITLE OF CLASS      CUSIP      (X$1000)  AMT    PRN     CALL    DISCRETION    MANAGERS
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------
AMERICAN MED SYS HLDGS INC            COM          02744M108     36,425       2,019,100 SH          DEFINED       1,2
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------
BARNES GROUP INC                      COM          067806109     41,168       1,299,500 SH          DEFINED       1,2
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------
BEST BUY INC                          COM          086516101     16,573         355,100 SH          DEFINED       1,2
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------
BEST BUY INC                          COM          086516101     17,400       1,500,000 SH CALL     DEFINED       1,2
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------
BLACK & DECKER CORP                   COM          091797100     35,960         407,200 SH          DEFINED       1,2
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------
COMFORT SYS USA INC                   COM          199908104      6,782         478,300 SH          DEFINED       1,2
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------
COMMERCE BANCORP INC NJ               COM          200519106     91,458       2,472,500 SH          DEFINED       1,2
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------
EAGLE ROCK ENERGY PARTNERS L         UNIT          26985R104     28,066       1,173,800 SH          DEFINED       1,2
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------
ECHOSTAR COMMUNICATIONS NEW          CL A          278762109     30,381         700,500 SH          DEFINED       1,2
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------
HEWITT ASSOCS INC                     COM          42822Q100     83,830       2,619,700 SH          DEFINED       1,2
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------
HUTCHINSON TELECOMM INTL LTD      SPONSORED ADR    44841T107     12,870         396,600 SH          DEFINED       1,2
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------
INDYMAC BANCORP INC                   COM          456607100     33,289       1,141,200 SH          DEFINED       1,2
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------
JOHNSON CTLS INC                      COM          478366107     42,291         365,300 SH          DEFINED       1,2
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------
LIBERTY MEDIA HLDG CORP           INT COM SER A    53071M104     65,851       2,949,000 SH          DEFINED       1,2
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------
LIBERTY MEDIA HLDG CORP           CAP COM SER A    53071M302     73,315         623,000 SH          DEFINED       1,2
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------
META FINL GROUP INC                   COM          59100U108      3,488          92,303 SH          DEFINED       1,2
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------
NATIONAL FUEL GAS CO N J              COM          636180101    181,646       4,194,100 SH          DEFINED       1,2
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------
NATIONAL FUEL GAS CO N J              COM          636180101    115,941       2,677,000 SH            OTHER       1,2
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------
NAVIGANT CONSULTING INC               COM          63935N107     32,792       1,766,800 SH          DEFINED       1,2
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------
PANTRY INC                            COM          698657103     38,222         829,100 SH          DEFINED       1,2
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------
SECURITY CAPITAL ASSURANCE            COM          G8018D107     70,961       2,298,700 SH          DEFINED       1,2
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------
SOURCE INTERLINK COS INC            COM NEW        836151209     24,547       4,929,100 SH          DEFINED       1,2
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------
SPDR TR                            UNIT SER 1      78462F103     37,352         248,300 SH          DEFINED       1,2
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------
TYCO INTL LTD NEW                     COM          902124106     36,588       1,082,800 SH          DEFINED       1,2
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------
UNIVERSAL AMERN FINL CORP             COM          913377107     15,296         718,800 SH          DEFINED       1,2
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------
UNIVERSAL COMPRESSION HLDGS           COM          913431102     64,121         884,800 SH          DEFINED       1,2
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------
VICTORY ACQUISITION CORP         UNIT 99/99/9999   92644D209     11,020       1,000,000 SH          DEFINED       1,2
------------------------------   --------------    ---------   --------- ---- ---------- ----    ----------    --------


      Column 1                                 Column 8
------------------------------   -------------------------------------

                                            VOTING AUTHORITY
    NAME OF ISSUER                   SOLE        SHARED        NONE
------------------------------   -----------  -----------  -----------
AMERICAN MED SYS HLDGS INC         2,019,100
------------------------------   -----------  -----------  -----------
BARNES GROUP INC                   1,299,500
------------------------------   -----------  -----------  -----------
BEST BUY INC                         355,100
------------------------------   -----------  -----------  -----------
BEST BUY INC                                                 1,500,000
------------------------------   -----------  -----------  -----------
BLACK & DECKER CORP                  407,200
------------------------------   -----------  -----------  -----------
COMFORT SYS USA INC                  478,300
------------------------------   -----------  -----------  -----------
COMMERCE BANCORP INC NJ            2,472,500
------------------------------   -----------  -----------  -----------
EAGLE ROCK ENERGY PARTNERS L       1,173,800
------------------------------   -----------  -----------  -----------
ECHOSTAR COMMUNICATIONS NEW          700,500
------------------------------   -----------  -----------  -----------
HEWITT ASSOCS INC                  2,619,700
------------------------------   -----------  -----------  -----------
HUTCHINSON TELECOMM INTL LTD         396,600
------------------------------   -----------  -----------  -----------
INDYMAC BANCORP INC                                          1,141,200
------------------------------   -----------  -----------  -----------
JOHNSON CTLS INC                     365,300
------------------------------   -----------  -----------  -----------
LIBERTY MEDIA HLDG CORP            2,949,000
------------------------------   -----------  -----------  -----------
LIBERTY MEDIA HLDG CORP              623,000
------------------------------   -----------  -----------  -----------
META FINL GROUP INC                   92,303
------------------------------   -----------  -----------  -----------
NATIONAL FUEL GAS CO N J           4,194,100
------------------------------   -----------  -----------  -----------
NATIONAL FUEL GAS CO N J                        2,677,000
------------------------------   -----------  -----------  -----------
NAVIGANT CONSULTING INC            1,766,800
------------------------------   -----------  -----------  -----------
PANTRY INC                           829,100
------------------------------   -----------  -----------  -----------
SECURITY CAPITAL ASSURANCE         2,298,700
------------------------------   -----------  -----------  -----------
SOURCE INTERLINK COS INC           4,929,100
------------------------------   -----------  -----------  -----------
SPDR TR                              248,300
------------------------------   -----------  -----------  -----------
TYCO INTL LTD NEW                  1,082,800
------------------------------   -----------  -----------  -----------
UNIVERSAL AMERN FINL CORP            718,800
------------------------------   -----------  -----------  -----------
UNIVERSAL COMPRESSION HLDGS          884,800
------------------------------   -----------  -----------  -----------
VICTORY ACQUISITION CORP           1,000,000
------------------------------   -----------  -----------  -----------
